Income Taxes - Reconciliation of Us Federal Statutory Rate (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of the U.S. federal statutory rate to the Company's effective tax rate
Federal statutory rate	34.00%	(34.00%)
State and Asia-Pacific taxes, net of U.S. federal benefit and credit	4.00%	(4.00%)
U.S. income taxes related to RWH IPO		48.50%
Amortization and impairment of goodwill and intangible assets, net		30.10%
Nondeductible expenses (primarily share-based compensation expense at Royal Wolf)		9.50%
Effective tax rate	38.00%	50.10%